Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2025
Prospectus Date	rr_ProspectusDate	Apr. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated June 5, 2025
To The Prospectus Dated April 28, 2025
JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL Multi-Manager Alternative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Alternative Fund, please add the following after the fifth paragraph:

The Adviser may allocate up to 10% of the Fund’s total assets in other funds, which will be primarily in private funds or other pooled investment vehicles that would qualify as “investment companies” under the 1940 Act but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Funds”).

JNL Multi-Manager Alternative Fund | Private funds risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Private funds risk – The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to Shareholders under the 1940 Act. By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any changes in the Private Funds that could be material and adverse, resulting in substantial losses from risks of Private Funds.

JNL Multi-Manager Alternative Fund | Valuation risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Valuation risk – The value of the Fund’s investments in Private Funds will be difficult to ascertain and these valuations on a given date will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuations of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds will depend in large part on a Private Fund’s manager to provide a valuation, or assistance with a valuation, of the Fund’s investment in a Private Fund. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a manager as of a specific date, may vary from the fair value of the investment that may be obtained if the Fund were to sell such investment to a third party in a secondary transaction. For information about the value of the Fund’s investments in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including quarterly unaudited financial statements that, if inaccurate, could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

JNL MULTI-MANAGER MID CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Five unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, after “Nuance Strategy,” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) primarily invests in equity securities of mid-capitalization companies that River Road believes are undervalued. The River Road Strategy may invest a portion of its assets in companies of other market capitalizations (measured at the time of acquisition), real estate investment trusts (“REITs”), and foreign securities.

JNL MULTI-MANAGER MID CAP FUND | Managed portfolio risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL MULTI-MANAGER MID CAP FUND | REIT investment risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.